LEGAL PROCEEDINGS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Legal Proceedings

NOTE 14    LEGAL PROCEEDINGS

The company is involved in product liability, patent, commercial, and other legal matters that arise in the normal course of the company’s business. The company records a liability when a loss is considered probable and the amount can be reasonably estimated. If the reasonable estimate of a probable loss is a range, and no amount within the range is a better estimate, the minimum amount in the range is accrued. If a loss is not probable or a probable loss cannot be reasonably estimated, no liability is recorded. As of September 30, 2015, the company’s total recorded reserves with respect to legal matters were $26 million.

Management is not able to estimate the amount or range of any loss for certain contingencies for which there is no reserve or additional loss for matters already reserved. While the liability of the company in connection with the claims cannot be estimated and although the resolution in any reporting period of one or more of these matters could have a significant impact on the company’s results of operations and cash flows for that period, the outcome of these legal proceedings is not expected to have a material adverse effect on the company’s combined financial position. While the company believes that it has valid defenses in these matters, litigation is inherently uncertain, excessive verdicts do occur, and the company may incur material judgments or enter into material settlements of claims.

The company remains subject to the risk of future administrative and legal actions. With respect to governmental and regulatory matters, these actions may lead to product recalls, injunctions, and other restrictions on the company’s operations and monetary sanctions, including significant civil or criminal penalties. With respect to intellectual property, the company may become exposed to significant litigation concerning the scope of the company’s and others’ rights. Such litigation could result in a loss of patent protection or the ability to market products, which could lead to a significant loss of sales, or otherwise materially affect future results of operations.

NOTE 14    LEGAL PROCEEDINGS

The Company, as a part of Baxter, is involved in product liability, patent, commercial, and other legal matters that arise in the normal course of the Company’s business. The Company records a liability when a loss is considered probable and the amount can be reasonably estimated. If the reasonable estimate of a probable loss is a range, and no amount within the range is a better estimate, the minimum amount in the range is accrued. If a loss is not probable or a probable loss cannot be reasonably estimated, no liability is recorded. As of December 31, 2014, the Company’s total recorded reserves with respect to legal matters were $24 million.

The Company is not able to estimate the amount or range of any loss for certain contingencies for which there is no reserve or additional loss for matters already reserved. While the liability of the Company in connection with the claims cannot be estimated and although the resolution in any reporting period of one or more of these matters could have a significant impact on the Company’s results of operations and cash flows for that period, the outcome of these legal proceedings is not expected to have a material adverse effect on the Company’s combined financial position. While the Company believes that it has valid defenses in these matters, litigation is inherently uncertain, excessive verdicts do occur, and the Company may incur material judgments or enter into material settlements of claims.

The Company remains subject to the risk of future administrative and legal actions. With respect to governmental and regulatory matters, these actions may lead to product recalls, injunctions, and other restrictions on the Company’s operations and monetary sanctions, including significant civil or criminal penalties. With respect to intellectual property, the Company may be exposed to significant litigation concerning the scope of the Company’s and others’ rights. Such litigation could result in a loss of patent protection or the ability to market products, which could lead to a significant loss of sales, or otherwise materially affect future results of operations.

General Litigation

The Company was a defendant, along with others, in a number of lawsuits combined for pretrial proceedings in the U.S.D.C. for the Northern District of Illinois alleging that the Company and certain of its competitors conspired to restrict output and artificially increase the price of plasma-derived therapies since 2003. The Company settled with the direct purchaser plaintiffs for $64 million, which was paid during the first quarter of 2014.